Revenue - Stream and royalty interest revenues earned from mineral interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from streams	$ 205,569	$ 157,157
Revenues from royalties	62,050	46,867
Revenue from contracts with customers	267,619	204,024
Revenue - other	1,372	0
Total revenues	$ 268,991	$ 204,024
One Financial Institution
Revenue
Percentage of Company's revenue	64.00%	55.00%
Cerro Lindo
Revenue
Revenue from streams	$ 69,876	$ 45,602
Northparkes
Revenue
Revenue from streams	64,636	28,337
Buritica
Revenue
Revenue from streams	16,352	11,352
Impala Bafokeng
Revenue
Revenue from streams	13,998	12,487
Auramet
Revenue
Revenue from streams	11,919	9,794
ATO
Revenue
Revenue from streams	10,706	19,030
Bonikro
Revenue
Revenue from streams	7,335	0
Agbaou
Revenue
Revenue from streams	4,731	0
Revenues from royalties	2,975	2,570
La Colorada
Revenue
Revenue from streams	3,344	5,149
Other
Revenue
Revenue from streams	2,672	25,406
Revenues from royalties	6,452	6,386
Beta Hunt
Revenue
Revenues from royalties	11,605	9,498
Fosterville
Revenue
Revenues from royalties	9,907	9,923
Camino Rojo
Revenue
Revenues from royalties	6,732	4,459
Kensington
Revenue
Revenues from royalties	6,715	0
Young-Davidson
Revenue
Revenues from royalties	6,397	5,218
Florida Canyon
Revenue
Revenues from royalties	4,959	4,098
Stawell
Revenue
Revenues from royalties	3,337	1,621
Dargues
Revenue
Revenues from royalties	$ 2,971	$ 3,094